Accumulated Other Comprehensive Earnings - Schedule of Accumulated Comprehensive Earnings (Detail) (USD $) In Millions, unless otherwise specified						3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2013 Pension Liability [Member]	Dec. 31, 2012 Pension Liability [Member]	Dec. 31, 2011 Pension Liability [Member]	Dec. 31, 2010 Pension Liability [Member]	Mar. 31, 2013 Foreign Currency Translation [Member]	Dec. 31, 2012 Foreign Currency Translation [Member]	Dec. 31, 2011 Foreign Currency Translation [Member]	Dec. 31, 2010 Foreign Currency Translation [Member]	Mar. 31, 2013 Fair Value of Derivative Investments [Member]	Dec. 31, 2012 Fair Value of Derivative Investments [Member]	Dec. 31, 2011 Fair Value of Derivative Investments [Member]	Dec. 31, 2010 Fair Value of Derivative Investments [Member]	Mar. 31, 2013 Accumulated Other Comprehensive Earnings (Loss) [Member]	Dec. 31, 2012 Accumulated Other Comprehensive Earnings (Loss) [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Earnings (Loss) [Member]	Dec. 31, 2010 Accumulated Other Comprehensive Earnings (Loss) [Member]
Comprehensive Earnings [Line Items]
Balance	$ 1,664.7	$ 1,658.6	$ 1,243.6	$ 1,106.7	$ 892.9	$ (52.4)	$ (49.0)	$ (18.4)	$ (20.5)	$ 20.5	$ 4.4	$ 20.5	$ 10.4	$ (0.9)	$ (2.6)	$ 0.1	$ 1.1	$ (32.8)	$ (47.2)	$ 2.2	$ (9.0)
Net change in period						1.1	(3.4)	(30.6)	2.1	(23.1)	16.1	(16.1)	10.1	(0.2)	1.7	(2.7)	(1.0)	(22.2)	14.4	(49.4)	11.2
Balance	$ 1,664.7	$ 1,658.6	$ 1,243.6	$ 1,106.7	$ 892.9	$ (51.3)	$ (52.4)	$ (49.0)	$ (18.4)	$ (2.6)	$ 20.5	$ 4.4	$ 20.5	$ (1.1)	$ (0.9)	$ (2.6)	$ 0.1	$ (55.0)	$ (32.8)	$ (47.2)	$ 2.2